Note 24 - Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Restricted Share Units (Details) - Restricted share units [member]	12 Months Ended
Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of the year, number of shares
Outstanding, beginning of the year, weighted average fair value (in dollars per share)
Granted, number of shares	274,520
Granted, weighted average fair value (in dollars per share)	$ 7.29
Settled, number of shares	(145,576)
Settled, weighted average fair value (in dollars per share)	$ 7.29
Forfeited, number of shares
Forfeited, weighted average fair value (in dollars per share)
Outstanding, end of the year, number of shares	128,944
Outstanding, end of the year, weighted average fair value (in dollars per share)	$ 7.29